Fair Value of Assets and Liabilities - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [Line Items]
Description of valuation methods		The estimated fair values represent the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a market-based measurement, which is based on assumptions that market participants would use and takes into account the characteristics of the asset or liability that market participants would take into account when pricing the asset or liability. Fair values of financial assets and liabilities are based on quoted prices in active market where available. When such quoted prices are not available, the fair value is determined by using valuation techniques. ING uses unadjusted quotes where available. Unadjusted quoted prices are primarily obtained from exchange prices for listed financial instruments. Where an exchange price is not available, quoted market prices in active markets may be obtained from independent market vendors, brokers, or market makers. In general, positions are valued at the bid price for a long position and at the offer price for a short position or are valued at the price within the bid-offer spread that is most representative of fair value at the date of valuation. For certain financial assets and liabilities quoted market prices are not available. For these financial assets and liabilities, fair value is determined using valuation techniques. These valuation techniques range from discounting of cash flows to various valuation models, where relevant pricing factors including the market price of underlying reference instruments, market parameters (e.g. volatilities, correlations and credit ratings), and customer behaviour are taken into account. ING maximises the use of market observable inputs and minimises the use of unobservable input in determining the fair value. The fair value can be subjective dependent on the significance of the unobservable input to the overall valuation. All valuation techniques used are subject to internal review and approval. Data used in these valuation techniques are validated on a daily basis when possible.
Description of valuation adjustments techniques		Valuation adjustments are an integral part of the fair value. They are included as part of the fair value to provide better estimation of market exit value on measurement date. ING considers various valuation adjustments to arrive at the fair value including Bid-Offer adjustments, Credit Valuation Adjustments (CVA), Debt Valuation Adjustments (DVA), Model Risk Adjustments, Collateral Valuation Adjustment (CollVA), Funding Valuation Adjustment (FVA) and Exceptional Valuation Adjustments. The combination of Credit Valuation adjustment and Debt Valuation adjustment for derivatives is called Bilateral Valuation Adjustment (BVA).
Confidence range		If certain inputs in the model are unobservable, the instrument is still classified in this category, provided that the impact of those unobservable inputs on the overall valuation is insignificant. The notion of significant is particularly relevant for the distinction between Level 2 and Level 3 assets and liabilities. ING Group has chosen to align the definition of significant with the 90% confidence range as captured in the prudent value definition by EBA. Unobservable parameters are shifted down and upwards to reach this 90% confidence range. The same 90% confidence range is applied to model uncertainty. If the combined change in asset value resulting from the shift of the unobservable parameters and the model uncertainty exceeds the threshold, the asset is classified as Level 3. A value change below the threshold results in a Level 2 classification.
Significant confidence range percentage		90.00%
Reclassification, financial assets				€ 0
Financial assets, at fair value		€ 151,709,000,000	€ 192,951,000,000
Financial assets measured at fair value	[1]	64,783,000,000
Financial liabilities measured at fair value		92,693,000,000	87,142,000,000
Financial assets classified as Level 3 based on quoted price		€ 3,400,000,000	€ 1,000,000,000
Percentage on financial asset based on unadjusted quoted price		63.20%	49.00%
Amount of risk neutral designed financial assets		€ 1,100,000,000	€ 400,000,000
Remaining financial assets classified as level 3 using valuation techniques		800,000,000	600,000,000
Financial Liabilities classified as Level 3 based on unadjusted quoted price		700,000,000	800,000,000
Financial Liabilities designed to be fully neutral in terms of market risk		€ 100,000,000	100,000,000
Comparative price percentage for securities without quoted prices and without expected price recovery		0.00%
Comparative price percentage for securities without quoted prices and with expected price recovery		100.00%
Minimum level of volatility		0.00%
Description of interest rate		Examples of interest rate related unobservable inputs are prepayment rates, reset rates and inflation rates. Prepayment rate and reset spread are key inputs to mortgage linked prepayment swaps valuation. Prepayment rate is the estimated rate at which mortgage borrowers will repay their mortgages early, e.g. 5% per year. Reset spread is the future spread at which mortgages will re-price at interest rate reset dates.
Property and equipment	[1]	€ 1,659,000,000	1,801,000,000
Non-financial liabilities		€ 0	0
Mortgage prepayment rate		5.00%
Accrued interest expense financial assets and liabilties			1,522,000,000
Financial liabilities, class [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss		€ (58,000,000)
Financial assets at fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Reclassification, financial assets			34,980,000,000
Property in own use [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Property and equipment		780,000,000	774,000,000
Investment property [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Property and equipment		54,000,000	65,000,000
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Unrealised gains on (losses) recognised in the statement of profit or loss		(5,000,000)
Financial assets, at fair value		5,387,000,000	€ 2,034,000,000		€ 2,456,000,000
Financial assets measured at fair value		€ 1,042,000,000
Percentage of financial assets classified as level 3		3.60%	1.10%
Financial liabilities measured at fair value		€ 910,000,000	€ 1,242,000,000
Financial liabilities classified as Level 3			€ 1,200,000,000
Percentage of financial liabilities classified as level 3		1.00%	1.40%
Percentage on financial asset based on unadjusted quoted price		82.00%	66.00%
Remaining financial liabilities classified as level 3 using valuation techniques		€ 100,000,000	€ 300,000,000
Percentage of valuation certainty		90.00%

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.